Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Fixed Income Securities (95.7%)
Angola (1.1%)
Sovereign (1.1%)
Angolan Government International Bond,
8.00%, 11/26/29 (a)(b)	$1,400	$1,318
9.38%, 5/8/48 (a)	1,010	955
		2,273
Argentina (1.2%)
Corporate Bonds (0.8%)
Province of Santa Fe,
6.90%, 11/1/27 (a)	920	635
Provincia de Entre Rios Argentina,
5.00%, 8/8/28 (a)(c)(d)	1,792	1,129
		1,764
Sovereign (0.4%)
Argentine Republic Government International Bond,
0.13%, 7/9/30 – 7/9/35(e)	2,512	787
1.00%, 7/9/29	167	60
		847
		2,611
Armenia (0.5%)
Sovereign (0.5%)
Republic of Armenia International Bond,
3.95%, 9/26/29	550	523
7.15%, 3/26/25	550	610
		1,133
Azerbaijan (0.9%)
Sovereign (0.9%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	1,928	1,911

Bahrain (0.7%)
Sovereign (0.7%)
Bahrain Government International Bond,
7.50%, 9/20/47	1,445	1,513

Belarus (0.7%)
Sovereign (0.7%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	850	790
Republic of Belarus Ministry of Finance,
6.38%, 2/24/31 (a)	710	660
		1,450

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Brazil (4.0%)
Corporate Bonds (1.6%)
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (a)	1,150	1,157
CSN Inova Ventures,
6.75%, 1/28/28 (a)	1,260	1,337
MARB BondCo PLC,
3.95%, 1/29/31 (a)	660	628
Suzano Austria GmbH,
3.75%, 1/15/31	225	232
		3,354
Sovereign (2.4%)
Brazilian Government International Bond,
3.88%, 6/12/30 (b)	590	573
4.50%, 5/30/29	470	484
5.00%, 1/27/45	2,288	2,184
6.00%, 4/7/26	1,610	1,851
		5,092
		8,446
Chile (1.9%)
Corporate Bond (0.5%)
Colbun SA,
3.15%, 3/6/30 (a)	1,110	1,141

Sovereign (1.4%)
Chile Government International Bond,
3.50%, 1/25/50	1,570	1,602
3.86%, 6/21/47	250	269
Empresa Nacional del Petroleo,
4.75%, 12/6/21	1,102	1,127
		2,998
		4,139
China (4.9%)
Corporate Bond (0.5%)
Fufeng Group Ltd.,
5.88%, 8/28/21	1,050	1,067

Sovereign (4.4%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	970	1,159
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	3,040	3,295
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)	1,770	1,810
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,000	2,000
3.70%, 6/10/25 (a)	780	833
		9,097
		10,164

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Colombia (2.8%)
Corporate Bonds (0.9%)
Geopark Ltd.,
6.50%, 9/21/24 (a)		850	881
Millicom International Cellular SA,
6.63%, 10/15/26 (a)		378	404
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)		611	663
			1,948
Sovereign (1.9%)
Colombia Government International Bond,
3.00%, 1/30/30		1,531	1,503
5.00%, 6/15/45		2,230	2,384
			3,887
			5,835
Costa Rica (0.2%)
Sovereign (0.2%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)		505	509

Croatia (0.3%)
Sovereign (0.3%)
Croatia Government International Bond,
6.00%, 1/26/24		480	549

Dominican Republic (3.8%)
Sovereign (3.8%)
Dominican Republic International Bond,
4.88%, 9/23/32 (a)		710	726
5.30%, 1/21/41 (a)		550	542
5.88%, 1/30/60 (a)		1,190	1,144
6.00%, 7/19/28 (a)		560	632
6.85%, 1/27/45 (a)		1,252	1,388
6.88%, 1/29/26 (a)		1,605	1,867
7.45%, 4/30/44 (a)		666	787
9.75%, 6/5/26 (a)	DOP	48,050	917
			8,003
Ecuador (1.3%)
Sovereign (1.3%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		$351	142
0.50%, 7/31/30 – 7/31/40(a)(e)		4,907	2,373
0.50%, 7/31/40 (e)		522	227
			2,742
Egypt (4.9%)
Sovereign (4.9%)
Egypt Government Bond,
13.77%, 1/5/24	EGP	29,270	1,852
14.06%, 1/12/26		16,650	1,050
Egypt Government International Bond,
4.75%, 4/16/26	EUR	480	583
5.25%, 10/6/25 (a)		$710	736
6.38%, 4/11/31 (a)	EUR	1,610	1,941
6.59%, 2/21/28		$200	206
7.50%, 1/31/27 (a)(b)		840	914
7.50%, 2/16/61 (a)		1,030	935
7.90%, 2/21/48 (a)		490	463
8.15%, 11/20/59 (a)		1,260	1,206
8.88%, 5/29/50 (a)		430	440
			10,326

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

El Salvador (1.4%)
Sovereign (1.4%)
El Salvador Government International Bond,
6.38%, 1/18/27	1,785	1,772
7.12%, 1/20/50 (a)	410	368
8.63%, 2/28/29 (a)	760	812
		2,952
Gabon (0.4%)
Sovereign (0.4%)
Republic of Gabon,
6.95%, 6/16/25 (a)	740	772

Ghana (1.7%)
Sovereign (1.7%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)	1,450	1,346
8.88%, 5/7/42 (a)	910	877
8.95%, 3/26/51 (a)	1,340	1,273
		3,496
Guatemala (1.2%)
Sovereign (1.2%)
Guatemala Government Bond,
4.88%, 2/13/28	1,810	2,000
6.13%, 6/1/50 (a)	380	442
		2,442
Honduras (0.1%)
Sovereign (0.1%)
Honduras Government International Bond,
5.63%, 6/24/30 (a)	230	242

Hungary (1.0%)
Sovereign (1.0%)
Hungary Government International Bond,
5.38%, 3/25/24	1,250	1,418
7.63%, 3/29/41	454	736
		2,154
India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	800	848

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Indonesia (5.6%)
Sovereign (5.6%)
Indonesia Government International Bond,
3.85%, 7/18/27		450	495
4.13%, 1/15/25		2,670	2,931
4.45%, 4/15/70		700	769
4.75%, 1/8/26 (a)		1,360	1,542
5.13%, 1/15/45 (a)		1,014	1,205
5.35%, 2/11/49		200	249
5.88%, 1/15/24		1,360	1,542
Pertamina Persero PT,
4.30%, 5/20/23		1,100	1,168
6.45%, 5/30/44 (a)		310	387
6.50%, 11/7/48 (a)		1,070	1,375
			11,663
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond,
4.88%, 1/30/32 (a)	EUR	780	894

Jamaica (1.2%)
Sovereign (1.2%)
Jamaica Government International Bond,
7.88%, 7/28/45		$740	1,006
8.00%, 3/15/39		1,010	1,389
			2,395
Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		950	974

Kazakhstan (1.9%)
Sovereign (1.9%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)		520	605
5.13%, 7/21/25		1,100	1,279
6.50%, 7/21/45		430	611
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)		1,070	1,371
			3,866
Kenya (0.7%)
Sovereign (0.7%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)		1,440	1,533

Lebanon (0.2%)
Sovereign (0.2%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29 (c)(d)		3,490	424
			424

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Macedonia (0.3%)
Sovereign (0.3%)
North Macedonia Government International Bond,
1.63%, 3/10/28 (a)	EUR	470	540

Malaysia (0.4%)
Sovereign (0.4%)
Petronas Capital Ltd.,
3.50%, 3/18/25		$810	876

Mexico (7.8%)
Corporate Bond (0.6%)
Orbia Advance Corp SAB de CV,
5.50%, 1/15/48 (a)		1,180	1,347

Sovereign (7.2%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)		410	411
Mexican Bonos,
Series M
7.75%, 5/29/31	MXN	39,900	2,082
Mexico Government International Bond,
3.75%, 1/11/28 – 4/19/71		$1,700	1,763
4.15%, 3/28/27 (b)		1,822	2,023
4.50%, 4/22/29		470	522
Petroleos Mexicanos,
6.35%, 2/12/48		679	561
6.84%, 1/23/30		2,213	2,250
6.88%, 10/16/25 (a)(b)		745	808
6.95%, 1/28/60		718	617
7.69%, 1/23/50		4,250	3,940
			14,977
			16,324
Mongolia (0.6%)
Sovereign (0.6%)
Mongolia Government International Bond,
5.13%, 4/7/26 (a)		310	332
5.63%, 5/1/23		940	986
			1,318
Morocco (0.4%)
Sovereign (0.4%)
Morocco Government International Bond,
4.00%, 12/15/50 (a)		820	728

Nigeria (3.0%)
Corporate Bond (0.6%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		1,100	1,191

Sovereign (2.4%)
Nigeria Government International Bond,
6.38%, 7/12/23		530	569
6.50%, 11/28/27 (a)		870	900
7.14%, 2/23/30 (a)(b)		1,420	1,452
9.25%, 1/21/49 (a)		1,830	2,015
			4,936
			6,127

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Oman (3.1%)
Sovereign (3.1%)
Oman Government International Bond,
6.00%, 8/1/29 (a)	2,950	3,074
6.25%, 1/25/31 (a)	3,280	3,438
		6,512
Pakistan (0.5%)
Sovereign (0.5%)
Islamic Republic of Pakistan,
7.38%, 4/8/31 (a)	1,080	1,104

Panama (2.6%)
Corporate Bond (0.3%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)	500	518

Sovereign (2.3%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	700	743
Panama Government International Bond,
3.87%, 7/23/60	550	546
4.00%, 9/22/24	2,084	2,274
4.50%, 4/1/56	810	889
8.88%, 9/30/27	278	384
		4,836
		5,354
Paraguay (1.2%)
Sovereign (1.2%)
Paraguay Government International Bond,
4.95%, 4/28/31 (a)	710	806
5.40%, 3/30/50 (a)	1,260	1,426
6.10%, 8/11/44 (a)	200	241
		2,473
Peru (2.4%)
Sovereign (2.4%)
Corporación Financiera de Desarrollo SA,
2.40%, 9/28/27 (a)	370	366
5.25%, 7/15/29 (a)	978	1,042
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)	491	512
Peruvian Government International Bond,
5.63%, 11/18/50	850	1,128
6.55%, 3/14/37	1,550	2,099
		5,147
Philippines (2.0%)
Sovereign (2.0%)
Philippine Government International Bond,
3.95%, 1/20/40	720	776
9.50%, 2/2/30	2,200	3,427
		4,203

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Poland (0.6%)
Sovereign (0.6%)
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,094	1,149

Qatar (3.2%)
Sovereign (3.2%)
Qatar Government International Bond,
3.75%, 4/16/30 (a)	1,165	1,305
4.00%, 3/14/29	710	808
4.82%, 3/14/49	490	601
4.82%, 3/14/49 (a)	3,150	3,867
		6,581
Romania (1.5%)
Sovereign (1.5%)
Romanian Government International Bond,
3.00%, 2/14/31	500	501
4.00%, 2/14/51	1,100	1,068
4.38%, 8/22/23	680	739
4.88%, 1/22/24	650	723
		3,031
Russia (3.6%)
Sovereign (3.6%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	2,800	2,897
5.63%, 4/4/42	3,800	4,664
		7,561
Saudi Arabia (2.2%)
Sovereign (2.2%)
Saudi Government International Bond,
3.45%, 2/2/61 (a)	1,070	987
4.38%, 4/16/29	1,538	1,757
5.25%, 1/16/50 (a)	1,580	1,942
		4,686
Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	1,140	1,141

Serbia (0.2%)
Sovereign (0.2%)
Serbia International Bond,
2.13%, 12/1/30 (a)	400	370

South Africa (1.3%)
Sovereign (1.3%)
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28	1,640	1,789
8.45%, 8/10/28 (a)	840	916
		2,705

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Sri Lanka (0.8%)
Sovereign (0.8%)
Sri Lanka Government International Bond,
6.20%, 5/11/27	2,250	1,388
7.55%, 3/28/30	440	272
		1,660
Turkey (3.4%)
Sovereign (3.4%)
Turkey Government International Bond,
4.88%, 4/16/43	1,300	997
5.25%, 3/13/30	2,700	2,405
5.88%, 6/26/31	1,920	1,741
6.38%, 10/14/25	1,080	1,073
6.88%, 3/17/36	1,000	952
		7,168
Ukraine (2.5%)
Sovereign (2.5%)
Ukraine Government International Bond,
7.75%, 9/1/23 – 9/1/26	4,730	5,126
		5,126
United Arab Emirates (3.3%)
Corporate Bond (0.6%)
Galaxy Pipeline Assets Bidco Ltd.,
3.25%, 9/30/40 (a)	1,265	1,212

Sovereign (2.7%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)	1,950	2,005
2.70%, 9/2/70 (a)	1,000	848
3.13%, 5/3/26 – 4/16/30	1,531	1,658
DP World Crescent Ltd.,
4.85%, 9/26/28	930	1,041
		5,552
		6,764
Uruguay (1.5%)
Sovereign (1.5%)
Uruguay Government International Bond,
4.38%, 10/27/27	1,260	1,434
5.10%, 6/18/50	1,385	1,722
		3,156
Uzbekistan (0.3%)
Sovereign (0.3%)
Republic of Uzbekistan Bond,
3.70%, 11/25/30 (a)	550	536

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Venezuela (0.4%)
Sovereign (0.4%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (c)(d)	15,570	738

Zambia (0.2%)
Sovereign (0.2%)
Zambia Government International Bond,
5.38%, 9/20/22	865	486
Total Fixed Income Securities (Cost $208,032)		199,823

	No. of Warrants
Warrants (0.0%) (f)
Nigeria (0.0%) (f)
Central Bank of Nigeria Bond, expires 11/15/20 (Cost $—)	2,250	3
Venezuela (0.0%) (f)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (g) (Cost $—)	5,450	12
Total Warrants (Cost $—)		15

Shares
Short-Term Investments (4.3%)
Securities held as Collateral on Loaned Securities (1.7%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h)	2,723,121	2,723

	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $141; fully collateralized by U.S. Government obligations; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $144)	$141	141
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $593; fully collateralized by U.S. Government obligations; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $605)	593	593
		734
Total Securities held as Collateral on Loaned Securities (Cost $3,457)		3,457

Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $4,246)	4,246,485	4,246

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

	Face Amount (000)
Egypt (0.6%)
Sovereign (0.6%)
Egypt Treasury Bill,
13.25%, 9/7/21 (Cost $1,179)	EGP	19,600	1,183
Total Short-Term Investments (Cost $8,882)			8,886
Total Investments (100.0%) (Cost $216,914) Including $5,195 of Securities Loaned (i)(j)(k)			208,724
Liabilities in Excess of Other Assets			(5,028)
Net Assets			$203,696

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $5,195,000 and $5,298,000, respectively. The Fund received cash collateral of approximately $3,464,000, of which approximately $3,457,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately $7,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,834,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.
(f)	Amount is less than 0.05%.
(g)	Perpetual maturity date. Date disclosed is the last expiration date.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(i)	Securities are available for collateral in connection with an open foreign currency forward exchange contracts.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(k)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,807,000 and the aggregate gross unrealized depreciation is approximately $17,887,000, resulting in net unrealized depreciation of approximately $8,080,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
BNP Paribas SA	EUR	460	$555	5/25/21	$14
State Street Bank and Trust Co.	EUR	3,070	$3,699	5/25/21	96
					$110

DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
MXN	—	Mexican Peso

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	90.7%
Corporate Bonds	6.6
Other**	2.7
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with unrealized appreciation of approximately $110,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments ▪ March 31, 2021 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$13,542	$—	$13,542
Sovereign	—	186,281	—	186,281
Total Fixed Income Securities	—	199,823	—	199,823
Warrants	—	15	—	15
Short-Term Investments
Investment Company	6,969	—	—	6,969
Repurchase Agreements	—	734	—	734
Sovereign	—	1,183	—	1,183
Total Short-Term Investments	6,969	1,917	—	8,886
Foreign Currency Forward Exchange Contracts	—	110	—	110
Total Assets	$6,969	$201,865	$—	$208,834

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.